Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets [Abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Listed equity investments
At beginning of the year	-	-	-
Reclassification from available-for-sale financial assets (note)	-	-	3,730
Fair value change	-	-	(675)
Currency translation differences	-	-	276
At end of the year	-	-	3,331

Note: The Group’s financial assets at fair value through other comprehensive income represented its equity investment in Spotify. Spotify was listed on the New York Stock Exchange in April 2018.

Summary of Movement of Other Investment

Other investments represent financial assets at fair value through profit or loss.  Movement of other investments is analyzed as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
At beginning of the year	-	-	-
Reclassification from available-for-sale financial assets	-	-	10
Addition (note)	-	-	276
Fair value change	-	-	(30)
At end of the year	-	-	256

Note: During the year ended December 31, 2018, the Group acquired a minority stake in an entertainment and media company at a consideration of RMB160 million and invested in minority interest in certain music related media projects of Tencent Group in aggregate amount of RMB116 million.